SUPPLEMENT DATED SEPTEMBER 1, 2010
TO

PROSPECTUSES DATED APRIL 30, 2010
FOR SUN LIFE FINANCIAL MASTERS ACCESS, SUN LIFE FINANCIAL MASTERS EXTRA,
SUN LIFE FINANCIAL MASTERS CHOICE, AND SUN LIFE FINANCIAL MASTERS FLEX

PROSPECTUS DATED MAY 1, 2009
FOR FUTURITY III

PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY II

PROSPECTUSES DATED APRIL 11, 2006, AS SUPPLEMENTED DECEMBER 29, 2006,
AND PROSEPCTUSES DATED MAY 1, 2006
FOR SUN LIFE FINANCIAL MASTERS IV AND SUN LIFE FINANCIAL MASTERS VII

AND PROSPECTUSES DATED MAY 1, 2006
FOR FUTURITY FOCUS II, FUTURITY SELECT FOUR, FUTURITY ACCOLADE,
FUTURITY SELECT FOUR PLUS, FUTURITY SELECT INCENTIVE,
FUTURITY SELECT FREEDOM, AND FUTURITY SELECT SEVEN

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

Effective November 15, 2010, the following funds of the Sun Capital Advisers Trust will change their name:

Current Name	New Name

SCSM Oppenheimer Large Cap Core Fund	SCSM BlackRock Large Cap Index Fund

SCSM Oppenheimer Main Street Small Cap Fund	SCSM BlackRock Small Cap Index Fund

Also effective on November 15, 2010, the sub-adviser to the funds will change to BlackRock Investment Management, LLC. Sun Capital Advisers LLC, our affiliate, continues to be the investment adviser to the SCSM BlackRock Large Cap Index Fund and SCSM BlackRock Small Cap Index Fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

SC Fund Name Change (US) 8/2010